UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-09749

LIFETIME ACHIEVEMENT FUND, INC.
(Exact Name of Registrant as Specified in Charter)

15858 West Dodge Road, Suite 310, Omaha, Nebraska  68118
 (Address of Principal Executive Offices)  (Zip Code)

(402) 330-1166
(Registrant's Telephone Number, Including Area Code)

Manarin Investment Counsel, Ltd.
15858 West Dodge Road, Suite 310
Omaha, Nebraska 68118
(Name and Address of Agent for Service)

Copies to:
Ellen Drought
Godfrey & Kahn, S.C.
780 N. Water Street
Milwaukee, WI  53202-3590

Date of fiscal year end: December 31

Date of reporting period: July 1, 2007 – June 30, 2008

Item 1.  Proxy Voting Record.

Softbrands, Inc.

	Exchange Ticker Symbol:	SBN	CUSIP:	83402A107

	Shareholder Meeting Date:	2/19/2008		Annual Meeting

Proposed by
	Proposal	Issuer	Security Holder	Voted	LFTAX Voted	Management Recommended
1.01	Elect Director Dann V. Angeloff	X		YES	FOR	FOR
1.02	Elect Director George H. Ellis	X		YES	FOR	FOR
1.03	Elect Director John Hunt	X		YES	FOR	FOR
2	To approve an amendment to the 2001 stock incentive	X		YES	FOR	FOR
plan to increase authorized shares by 1,500,000

Pioneer Mid Cap Value Fund-Class A

	Exchange Ticker Symbol:	PCGRX	CUSIP:	72375Q108

	Shareholder Meeting Date:	5/13/2008		Special Meeting

Proposed by
	Proposal	Issuer	Security Holder	Voted	LFTAX Voted	Management Recommended
1.01	Elect Trustee John F. Cogan, Jr.	X		YES	Proportional	FOR
1.02	Elect Trustee Daniel K. Kingsbury	X		YES	Proportional	FOR
1.03	Elect Trustee David R. Bock	X		YES	Proportional	FOR
1.04	Elect Trustee Mary K. Bush	X		YES	Proportional	FOR
1.05	Elect Trustee Benjamin M. Friedman	X		YES	Proportional	FOR
1.06	Elect Trustee Margaret B.W. Graham	X		YES	Proportional	FOR
1.07	Elect Trustee Thomas J. Perna	X		YES	Proportional	FOR
1.08	Elect Trustee Marguerite A. Piret	X		YES	Proportional	FOR
1.1	Elect Trustee John Winthrop	X		YES	Proportional	FOR
2A.	To approve an amendment to the Declaration of Trust.	X		YES	Proportional	FOR
3	To approve changes to the fundamental investment policies
of your Fund relating to:
3A.	Borrowing.	X		YES	Proportional	FOR
3B.	Underwriting.	X		YES	Proportional	FOR
3C.	Lending.	X		YES	Proportional	FOR
3D.	Senior Securities.	X		YES	Proportional	FOR
3E.	Real Estate.	X		YES	Proportional	FOR
3F.	Commodities.	X		YES	Proportional	FOR
3G.	Concentration.	X		YES	Proportional	FOR
3H.	Diversification.	X		YES	Proportional	FOR
3I.	Convert Investment Objective(s) from Fundamental	X		YES	Proportional	FOR
to Non-Fundamental.
4	To approve an Amended and Restated Management	X		YES	Proportional	FOR
Agreement with Pioneer Investment Management, Inc.

Level 3 Communications, Inc.

	Exchange Ticker Symbol:	LVLT	CUSIP:	52729N100

	Shareholder Meeting Date:	5/20/2008		Annual Meeting

Proposed by
	Proposal	Issuer	Security Holder	Voted	LFTAX Voted	Management Recommended
1.01	Elect Director James Q. Crowe	X		YES	FOR	FOR
1.02	Elect Director Douglas C Eby	X		YES	FOR	FOR
1.03	Elect Director James O Ellis, Jr.	X		YES	FOR	FOR
1.04	Elect Director Richard R Jaros	X		YES	FOR	FOR
1.05	Elect Director Robert E Julian	X		YES	FOR	FOR
1.06	Elect Director Michael J Mahony	X		YES	FOR	FOR
1.07	Elect Director Arun Netravali	X		YES	FOR	FOR
1.08	Elect Director John T Reed	X		YES	FOR	FOR
1.09	Elect Director Walter Scott, Jr.	X		YES	FOR	FOR
1.10	Elect Director Michael B Yanney	X		YES	FOR	FOR
1.11	Elect Director Albert C Yates	X		YES	FOR	FOR
2	To approve the granting to the Level 3 board of directors	X		YES	FOR	FOR
of discretionary authority to amend Level 3's restated certificate of incorporation to effect a reverse stock split at one of four ratios.
3	To approve an amendment to our restated certificate of incorporation	X		YES	FOR	FOR
removing the supermajority voting provisions therein to permit our stockholders to amend our amended and restated by-laws and our restated certificate of incorporation by the affirmative vote of a majority of the outstanding shares of our common stock.
4	To approve an amendment and restatement of our	X		YES	FOR	FOR
restated certificate of incorporation.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lifetime Achievement Fund, Inc.

 /s/ Roland R. Manarin
By:  Roland R. Manarin, President
Principal Executive Officer
Date:  July 21, 2008